UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Bedford
Title:    Executive Officer
Phone:    (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California       February 8, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     No.  Form 13F File Number            Name

          None                            None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  125

Form 13F Information Table Value Total:  $499,931
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number           Name

    1.       028-12522                      Peninsula Master Fund, Ltd.

                                                      FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6       COLUMN 7     COLUMN 8

                               TITLE                      VALUE     SHRS OR    SH/ PUT/  INVESTMENT       OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (x1000)   PRN AMT    PRN CALL  DISCRETION       MGRS  SOLE     SHARED NONE
--------------                 --------        -----      -------   -------    --- ----  ----------       ----  ----     ------ ----
ABAXIS INC                     COM             002567105   6,634      185,000  SH        SHARED-DEFINED   1       185,000
ABAXIS INC                     COM             002567105     897       25,000  SH        SOLE                      25,000
ACCURAY INC                    COM             004397105   2,283      150,000  SH        SHARED-DEFINED   1       150,000
AMTRUST FINANCIAL SERVICES I   COM             032359309   4,084      296,622  SH        SOLE                     296,622
AMTRUST FINANCIAL SERVICES I   COM             032359309  12,883      935,559  SH        SHARED-DEFINED   1       935,559
APPLE INC                      COM             037833100     990        5,000  SH        SOLE                       5,000
ARCH COAL INC                  COM             039380100   7,863      175,000  SH        SHARED-DEFINED   1       175,000
AUTOBYTEL INC                  COM             05275N106   4,125    1,500,000  SH        SOLE                   1,500,000
BAKER HUGHES INC               COM             057224107   2,839       35,000  SH        SOLE                      35,000
BARRICK GOLD CORP              COM             067901108   6,308      150,000  SH        SHARED-DEFINED   1       150,000
BAUER EDDIE HLDGS INC          COM             071625107   3,313      521,810  SH        SOLE                     521,810
BAUER EDDIE HLDGS INC          COM             071625107   9,811    1,545,011  SH        SHARED-DEFINED   1     1,545,011
BIG 5 SPORTING GOODS CORP.     COM             08915P101   1,344       93,209  SH        SHARED-DEFINED   1        93,209
BROCADE COMMUNICATIONS SYS I   COM NEW         111621306   1,835      250,000  SH        SOLE                     250,000
BROCADE COMMUNICATIONS SYS I   COM NEW         111621306   1,468      200,000  SH        SHARED-DEFINED   1       200,000
BUCYRUS INTL INC NEW           CL A            118759109   2,485       25,000  SH        SHARED-DEFINED   1        25,000
C&D TECHNOLOGIES INC           COM             124661109   3,770      570,405  SH        SHARED-DEFINED   1       570,405
CABOT OIL & GAS CORP           COM             127097103   1,817       45,000  SH        SOLE                      45,000
CARMAX INC                     COM             143130102     460       23,300  SH        SOLE                      23,300
CASTLEPOINT HOLDINGS LTD       COM             G19522112   2,400      200,000  SH        SOLE                     200,000
CASTLEPOINT HOLDINGS LTD       COM             G19522112   3,602      300,190  SH        SHARED-DEFINED   1       300,190
CF INDS HLDGS INC              COM             125269100     550        5,000  SH        SHARED-DEFINED   1         5,000
CHARLOTTE RUSSE HLDG INC       COM             161048103   2,984      184,783  SH        SHARED-DEFINED   1       184,783
CHESAPEAKE ENERGY CORP         COM             165167107   3,920      100,000  SH        SHARED-DEFINED   1       100,000
CLEAN ENERGY FUELS CORP        COM             184499101     379       25,000  SH        SHARED-DEFINED   1        25,000
COINSTAR INC                   COM             19259P300   2,827      100,433  SH        SOLE                     100,433
COINSTAR INC                   COM             19259P300   3,551      126,130  SH        SHARED-DEFINED   1       126,130
COMPUWARE CORP                 COM             205638109   1,643      185,000  SH        SOLE                     185,000
COMPUWARE CORP                 COM             205638109   2,397      269,886  SH        SHARED-DEFINED   1       269,886
CONTANGO OIL & GAS COMPANY     COM NEW         21075N204   2,926       57,500  SH        SOLE                      57,500
CONTANGO OIL & GAS COMPANY     COM NEW         21075N204  14,758      290,000  SH        SHARED-DEFINED   1       290,000
CONTINENTAL RESOURCES INC      COM             212015101     261       10,000  SH        SHARED-DEFINED   1        10,000
CYBERSOURCE CORP               COM             23251J106     889       50,000  SH        SOLE                      50,000
CYBERSOURCE CORP               COM             23251J106   5,809      326,903  SH        SHARED-DEFINED   1       326,903
ELECTROGLAS INC                COM             285324109   2,027    1,213,889  SH        SOLE                   1,213,889
ELECTROGLAS INC                COM             285324109   2,171    1,300,000  SH        SHARED-DEFINED   1     1,300,000
ELOYALTY CORP                  COM NEW         290151307   6,303      472,141  SH        SOLE                     472,141
ELOYALTY CORP                  COM NEW         290151307   7,059      528,753  SH        SHARED-DEFINED   1       528,753
ETRIALS WORLDWIDE INC          COM             29786P103   1,926      664,208  SH        SHARED-DEFINED   1       664,208
EVOLUTION PETROLEUM CORP       COM             30049A107   1,667      330,000  SH        SHARED-DEFINED   1       330,000
FLOTEK INDS INC DEL            COM             343389102     721       20,000  SH        SHARED-DEFINED   1        20,000
FOOT LOCKER INC                COM             344849104     732       53,600  SH        SHARED-DEFINED   1        53,600
GLOBECOMM SYSTEMS INC.         COM             37956X103   3,276      280,000  SH        SHARED-DEFINED   1       280,000
GOLD FIELDS LTD NEW            SPONSORED ADR   38059T106   1,065       75,000  SH        SHARED-DEFINED   1        75,000
GOLDCORP INC CMN               COM             380956409   3,393      100,000  SH        SHARED-DEFINED   1       100,000
GOLDEN STAR RES LTD CDA        COM             38119T104   1,580      500,000  SH        SHARED-DEFINED   1       500,000
GRAHAM CORP                    COM             384556106     819       15,624  SH        SOLE                      15,624
GSE SYS INC                    COM             36227K106   7,383      720,983  SH        SHARED-DEFINED   1       720,983
GTSI CORP                      COM             36238K103   2,370      240,335  SH        SOLE                     240,335
GTSI CORP                      COM             36238K103   6,653      674,731  SH        SHARED-DEFINED   1       674,731
HI / FN INC                    COM             428358105   1,001      175,000  SH        SOLE                     175,000
HOLOGIC INC                    COM             436440101   2,746       40,000  SH        SHARED-DEFINED   1        40,000
HUTCHINSON TECHNOLOGY INC      COM             448407106   1,316       50,000  SH        SHARED-DEFINED   1        50,000
IONA TECHNOLOGIES PLC          SPONSORED ADR   46206P109   7,332    2,249,028  SH        SOLE                   2,249,028
IONA TECHNOLOGIES PLC          SPONSORED ADR   46206P109  10,585    3,247,024  SH        SHARED-DEFINED   1     3,247,024
KINROSS GOLD CORP              COM NO PAR      496902404   7,360      400,000  SH        SHARED-DEFINED   1       400,000
LIMELIGHT NETWORKS INC         COM             53261M104   4,134      600,000  SH        SHARED-DEFINED   1       600,000
LIMELIGHT NETWORKS INC         COM             53261M104   1,895      275,000  SH        SOLE                     275,000
LULULEMON ATHLETICA INC        COM             550021109   1,421       30,000  SH        SOLE                      30,000
LULULEMON ATHLETICA INC        COM             550021109   4,026       85,000  SH        SHARED-DEFINED   1        85,000
MARATHON OIL CORP              COM             565849106   4,565       75,000  SH        SHARED-DEFINED   1        75,000
MARTEK BIOSCIENCES CORP        COM             572901106   1,050       35,503  SH        SOLE                      35,503
MATRIX SVC CO                  COM             576853105     436       20,000  SH        SOLE                      20,000
MAXIM INTEGRATED PRODS INC     COM             57772K101     927       35,000  SH        SOLE                      35,000
MAXIM INTEGRATED PRODS INC     COM             57772K101   3,815      144,060  SH        SHARED-DEFINED   1       144,060
MEDIWARE INFORMATION SYS INC   COM             584946107   2,019      300,000  SH        SOLE                     300,000
MEDIWARE INFORMATION SYS INC   COM             584946107   9,221    1,370,052  SH        SHARED-DEFINED   1     1,370,052
MEMC ELECTR MATLS INC          COM             552715104     885       10,000  SH        SHARED-DEFINED   1        10,000
MIVA INC                       COM             55311R108   3,474    1,819,000  SH        SOLE                   1,819,000
MOODYS CORP                    COM             615369105     357       10,000  SH        SOLE                      10,000
MOODYS CORP                    COM             615369105   2,321       65,000  SH        SHARED-DEFINED   1        65,000
NABORS INDUSTRIES LTD          SHS             G6359F103   4,109      150,000  SH        SHARED-DEFINED   1       150,000
NEW YORK & CO INC              COM             649295102     861      135,000  SH        SHARED-DEFINED   1       135,000
NEWMONT MINING CORP            COM             651639106  17,310      354,500  SH        SHARED-DEFINED   1       354,500
NORDSTROM INC                  COM             655664100   1,726       47,000  SH        SOLE                      47,000
NORDSTROM INC                  COM             655664100   2,001       54,469  SH        SHARED-DEFINED   1        54,469
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR   68370R109     208        5,000  SH        SHARED-DEFINED   1         5,000
ORBITAL SCIENCES CORP          COM             685564106     490       20,000  SH        SHARED-DEFINED   1        20,000
PARLUX FRAGRANCES INC          COM             701645103   2,439      597,821  SH        SHARED-DEFINED   1       597,821
PDI INC                        COM             69329V100   3,500      373,511  SH        SHARED-DEFINED   1       373,511
PLX TECHNOLOGY INC             COM             693417107   3,488      375,000  SH        SOLE                     375,000
PLX TECHNOLOGY INC             COM             693417107  12,371    1,330,175  SH        SHARED-DEFINED   1     1,330,175
POMEROY IT SOLUTIONS INC       COM             731822102   2,877      415,138  SH        SHARED-DEFINED   1       415,138
QIAO XING MOBILE COMM CO LTD   SHS             G73031109   1,690      200,000  SH        SOLE                     200,000
RACKABLE SYS INC               COM             750077109     750       75,000  SH        SOLE                      75,000
RANGE RES CORP                 COM             75281A109     770       15,000  SH        SHARED-DEFINED   1        15,000
RENT A CTR INC NEW             COM             76009N100   1,474      101,500  SH        SHARED-DEFINED   1       101,500
RESEARCH IN MOTION LTD         COM             760975102   3,119       27,500  SH        SHARED-DEFINED   1        27,500
RF MICRODEVICES INC            COM             749941100   4,283      750,000  SH        SOLE                     750,000
RF MICRODEVICES INC            COM             749941100   8,565    1,500,000  SH        SHARED-DEFINED   1     1,500,000
ROWAN COS INC                  COM             779382100   1,259       31,900  SH        SHARED-DEFINED   1        31,900
SCHWEITZER-MAUDUIT INTL INC    COM             808541106   2,590       99,943  SH        SHARED-DEFINED   1        99,943
SEAGATE TECHNOLOGY             SHS             G7945J104   5,738      225,000  SH        SOLE                     225,000
SEAGATE TECHNOLOGY             SHS             G7945J104  23,843      935,000  SH        SHARED-DEFINED   1       935,000
SEAGATE TECHNOLOGY             SHS             G7945J104   7,651      300,000      CALL  SHARED-DEFINED   1       300,000
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR   82706C108   1,778      100,000  SH        SOLE                     100,000
SKYWORKS SOLUTIONS INC         COM             83088M102   2,975      350,000  SH        SOLE                     350,000
SKYWORKS SOLUTIONS INC         COM             83088M102   3,613      425,000  SH        SHARED-DEFINED   1       425,000
SOLARFUN POWER HOLDINGS CO L   SPONSORED ADR   83415U108   8,163      250,000  SH        SOLE                     250,000
SOLARFUN POWER HOLDINGS CO L   SPON ADR        83415U108  10,324      316,200  SH        SHARED-DEFINED   1       316,200
SOLERA HOLDINGS INC            COM             83421A104   2,478      100,000  SH        SHARED-DEFINED   1       100,000
SOUTHWESTERN ENERGY CO         COM             845467109  19,502      350,000  SH        SHARED-DEFINED   1       350,000
SUNPOWER CORP                  COM CL A        867652109   1,304       10,000  SH        SHARED-DEFINED   1        10,000
SUNTECH PWR HLDGS CO LTD       ADR             86800C104   8,232      100,000  SH        SOLE                     100,000
SUNTECH PWR HLDGS CO LTD       ADR             86800C104   9,878      120,000  SH        SHARED-DEFINED   1       120,000
T-3 ENERGY SRVCS INC           COM             87306E107   1,175       25,000  SH        SHARED-DEFINED   1        25,000
TIER TECHNOLOGIES INC          CL B            88650Q100   2,535      298,200  SH        SOLE                     298,200
TIER TECHNOLOGIES INC          CL B            88650Q100   5,361      630,715  SH        SHARED-DEFINED   1       630,715
TOLLGRADE COMMUNICATIONS INC   COM             889542106   2,033      253,550  SH        SHARED-DEFINED   1       253,550
TRIQUINT SEMICONDUCTOR INC     COM             89674K103   3,315      500,000  SH        SOLE                     500,000
TRUE RELIGION APPAREL INC      COM             89784N104   4,455      208,670  SH        SOLE                     208,670
TRUE RELIGION APPAREL INC      COM             89784N104   9,769      457,584  SH        SHARED-DEFINED   1       457,584
ULTRA PETROLEUM CORP           COM             903914109   2,145       30,000  SH        SOLE                      30,000
ULTRA PETROLEUM CORP           COM             903914109   7,150      100,000  SH        SHARED-DEFINED   1       100,000
VARIAN MED SYS INC             COM             92220P105   1,043       20,000  SH        SHARED-DEFINED   1        20,000
VENOCO INC                     COM             92275P307   2,659      133,415  SH        SOLE                     133,415
VENOCO INC                     COM             92275P307   9,467      475,000  SH        SHARED-DEFINED   1       475,000
VERAZ NETWORKS INC             COM             923359103   2,892      600,000  SH        SOLE                     600,000
WEATHERFORD INTERNATIONAL LT   COM             G95089101   1,235       18,000  SH        SOLE                      18,000
WEATHERFORD INTERNATIONAL LT   COM             G95089101   8,575      125,000  SH        SHARED-DEFINED   1       125,000
WEST MARINE INC                COM             954235107   1,759      195,831  SH        SHARED-DEFINED   1       195,831
WESTERN DIGITAL CORP           COM             958102105   1,208       40,000  SH        SOLE                      40,000
WESTERN DIGITAL CORP           COM             958102105     453       15,000  SH        SHARED-DEFINED   1        15,000
WINNEBAGO INDS INC             COM             974637100     420       20,000  SH        SHARED-DEFINED   1        20,000
YAMANA GOLD INC                COM             98462Y100   6,794      525,000  SH        SHARED-DEFINED   1       525,000

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